Subsequent Event - Additional Information (Detail) - CAD ($) $ in Millions	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Assets		$ 2,114.6	$ 2,250.4
Subsequent [Member] | Purchase and Sale Agreement [Member] | InPlay Oil Corp [Member] | Pembina [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration received	$ 320.0
Portion of consideration paid (received) consisting of cash	220.0
Common shares in subsidiary	$ 85.0
Proportion of ownership interest in subsidiary	34.60%
Liabilities in subsidiary or businesses acquired or disposed	$ 15.0
Effective date of transaction	Dec. 01, 2024